PGIM Securitized Income ETF Annual Fund Operating Expenses - PGIM Securitized Income ETF - No Share Class	Aug. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.39%

[1]	Other Expenses is an estimate based on the expenses the Fund expects to incur for the current fiscal year.